March 5, 2026

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: The Investment Company of America

File Nos. 002-10811 and 811-00116

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on February 27, 2026 of the Registrant’s Post-Effective Amendment No. 154 under the Securities Act of 1933 and Amendment No. 78 under the Investment Act of 1940, both as amended.

Sincerely,

/s/ Jennifer L. Butler

Jennifer L. Butler

Secretary